Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Loss before income tax expense (benefit) consisted of the following for the years ended December 31:

	2024	2023
United States	$(9,000,663)	$(6,097,351)
International	—	—
Total loss before income tax expense (benefit)	$(9,000,663)	$(6,097,351)

Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) consisted of the following for the years ended December 31:

	2024	2023
Current:
Federal	$(5,077)	$—
State	(10,706)	1,600
Foreign	—	—
Total current tax expense (benefit)	(15,783)	1,600
Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred tax expense	—	—
Total income tax expense (benefit)	$(15,783)	$1,600

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense (benefit) differed from the amount computed by applying the federal statutory income tax rate to pretax loss as a result of the following for the years ended December 31:

	2024	2023
Federal tax at statutory rate	$(1,890,139)	$(1,280,444)
State taxes	(1,486,387)	(22,915)
Change in valuation allowance	5,861,012	1,080,617
Acquired intangibles	(2,141,859)	—
Nondeductible	(481,252)	—
Other	122,842	224,342
Total income tax expense (benefit)	$(15,783)	$1,600

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to the Company’s deferred tax assets and liabilities are related to the following as of December 31:

	2024	2023
Deferred tax assets:
Net operating losses	$5,752,894	$3,070,085
Stock-based compensation	955,747	856,902
Operating lease liabilities	294,715	386,588
Section 174 expenses, net	1,009,594	487,860
Accruals and reserves	412,014	489,382
Intangible assets	2,775,021	118,691
Property and equipment	76,009	90,104
Gross deferred tax assets	11,275,994	5,499,612
Valuation allowance	(11,016,609)	(5,155,597)
Net deferred tax assets	259,385	344,015
Deferred tax liabilities:
Operating lease right-of-use assets	(259,385)	(344,015)
Net deferred tax assets (liabilities)	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is a follows as of December 31:

	2024	2023
Balance as the beginning of the year	$49,255	$49,255
Increases related to prior year tax positions	—	—
Increases related to current year tax positions	—	—
Balance as the end of the year	$49,255	$49,255